FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY




April 27, 1998



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

     Re: Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 333-25289 and 811-08183

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Variable Annuity-1 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

 1. the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 2 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and,

 2. the text of Post-Effective Amendment No. 2 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 17, 1997.

If you should have any questions regarding the foregoing, please do not hesitate to contact me at my direct dial number (303) 689-3817.

Variable Annuity-1 Series Account of
First Great-West Life & Annuity Insurance Company
(Registrant)

/s/ Beverly A. Byrne

Beverly A. Byrne
Assistant Counsel
and Associate Secretary

0427982/1gwla/schwab